PROGRAMMING AND OTHER INVENTORY (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Programming and Other Inventory, Current
The following table presents our programming and other inventory at December 31, 2025 and 2024, grouped by type and predominant monetization strategy.

	Successor	Predecessor
At December 31,	2025	2024
Film Group Monetization:
Licensed program rights, including prepaid sports rights	$2,877	$3,168
Produced television and film programming:
Released	9,107	6,847
In process and other	1,935	2,292

Individual Monetization:
Produced television and film programming:
Released	1,005	1,823
Completed, not yet released	27	42
In process and other	1,526	1,155
Home entertainment	5	26
Game development	7	—
Total programming and other inventory	16,489	15,353
Less current portion	1,461	1,429
Total noncurrent programming and other inventory	$15,028	$13,924

Schedule of Programming and Other Inventory, Noncurrent
The following table presents our programming and other inventory at December 31, 2025 and 2024, grouped by type and predominant monetization strategy.

	Successor	Predecessor
At December 31,	2025	2024
Film Group Monetization:
Licensed program rights, including prepaid sports rights	$2,877	$3,168
Produced television and film programming:
Released	9,107	6,847
In process and other	1,935	2,292

Individual Monetization:
Produced television and film programming:
Released	1,005	1,823
Completed, not yet released	27	42
In process and other	1,526	1,155
Home entertainment	5	26
Game development	7	—
Total programming and other inventory	16,489	15,353
Less current portion	1,461	1,429
Total noncurrent programming and other inventory	$15,028	$13,924

Schedule of Amortization of Television and Film Programming and Production Costs
The following table presents amortization of our television and film programming and production costs, which is included within “Operating expenses” on the Consolidated Statements of Operations.

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Licensed program rights	$2,242	$2,961	$5,482	$5,331

Produced television and film programming, and acquired libraries:
Individual monetization	$1,100	$810	$1,608	$2,065
Film group monetization	$1,927	$3,193	$4,898	$5,097
The following table presents the estimated expected amortization over each of the next three years of released programming inventory on the Consolidated Balance Sheet at December 31, 2025.

	2026	2027	2028
Licensed program rights	$2,213	$396	$156

Produced television and film programming, and acquired libraries:
Individual monetization	$348	$183	$126
Film group monetization	$2,803	$1,536	$1,068